CROSS SHORE DISCOVERY FUND

June 8, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Cross Shore Discovery Fund (“Fund”), File No. 333-231440

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is the Fund’s post-effective amendment pursuant to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

If you should have any questions regarding the enclosed information, please contact me at (513) 346-3324.

Sincerely,

/s/ Elisabeth Dahl

Elisabeth Dahl

VP, Senior Legal Counsel

Ultimus Fund Solutions, LLC